2024 Financings (Details) - USD ($)							3 Months Ended	12 Months Ended
	Dec. 03, 2024	Nov. 30, 2024	Aug. 22, 2024	Aug. 21, 2024	Feb. 05, 2024	Feb. 13, 2023	Mar. 31, 2025	Dec. 31, 2024	Jan. 28, 2025	Jun. 11, 2024	Mar. 31, 2024
2024 Financings [Line Items]
Issuance of common stock (in Shares)					85,311	6,017
Net proceeds received from public offering					$ 5,400,000	$ 14,000,000
Payment of equity issuance costs					800,000	1,500,000
Placement agent cash fee amount	$ 325,000	$ 325,000		$ 267,546	$ 500,000	$ 1,200,000
Net proceeds from sale and issuance of common stock								$ 12,600,000
Class D Pre Funded Warrants [Member]
2024 Financings [Line Items]
Issuance of common stock (in Shares)					8,029
Warrants to purchase an aggregate shares of common stock (in Shares)					170,628			77,282
Purchase price, per share (in Dollars per share)								$ 0.0016
Class D Common Stock Warrant [Member]
2024 Financings [Line Items]
Issuance of common stock (in Shares)					2,730,000
Warrants to purchase an aggregate shares of common stock (in Shares)								5,060
Shares issued, price per share (in Dollars per share)					$ 72.48
Warrants and rights expiration date					Feb. 05, 2029
Common stock warrants (in Shares)				159,249
Purchase price, per share (in Dollars per share)			$ 16	$ 20	$ 72.4784					$ 38.24
Class E Common Stock Warrants [Member]
2024 Financings [Line Items]
Issuance of common stock (in Shares)			5,096,120
Warrants to purchase an aggregate shares of common stock (in Shares)			318,509					64,506
Payment of equity issuance costs			$ 300,000
Common stock warrants (in Shares)	254,002
Purchase price, per share (in Dollars per share)	$ 16		$ 16				$ 16	$ 16			$ 16
Number of warrants received for the exercising holders (in Shares)				2
Net proceeds from sale and issuance of common stock			$ 3,500,000
Class F Common Stock Warrants [Member]
2024 Financings [Line Items]
Issuance of common stock (in Shares)	4,064,040						191,503
Warrants to purchase an aggregate shares of common stock (in Shares)	254,002						383,005
Common stock warrants (in Shares)							62,500
Purchase price, per share (in Dollars per share)	$ 16						$ 16				16
Number of warrants received for the exercising holders (in Shares)	2
Class G Common Stock Warrants [Member]
2024 Financings [Line Items]
Issuance of common stock (in Shares)	6,096,060
Warrants to purchase an aggregate shares of common stock (in Shares)	381,004								381,004
Purchase price, per share (in Dollars per share)	$ 16						$ 3.7596	$ 3.7596			$ 3.7596
Class F Common Stock Warrants and Class G Common Stock Warrants [Member]
2024 Financings [Line Items]
Payment of equity issuance costs	$ 400,000							$ 400,000
Net proceeds from sale and issuance of common stock	$ 3,700,000